Related Party Transactions (Details) - USD ($)			1 Months Ended		3 Months Ended	9 Months Ended
	Aug. 12, 2021	Apr. 13, 2021	Mar. 22, 2021	Jan. 18, 2021	Sep. 30, 2021	Sep. 30, 2021
Related Party Transactions (Details) [Line Items]
Aggregate of purchase price				$ 25,000
Related party , description						The Initial Shareholders agreed not to transfer, assign or sell any of their Founder Shares until the earlier to occur of (A) one year after the completion of the initial Business Combination; and (B) subsequent to the initial Business Combination (x) if the last reported sale price of Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (y) the date on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Promissory note				300,000
Borrowing amount				$ 160,000
Working capital loans					$ 1,500,000	$ 1,500,000
Price per warrant (in Dollars per share)					$ 1.5	$ 1.5
Related party expenses						$ 3,000
Expenses						1,000
Administrative expenses						20,000
Administrative expenses					$ 60,000	$ 140,000
Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Private Placement Warrants (in Shares)					6,333,333	6,333,333
Exercise price (in Dollars per share)					$ 1.5	$ 1.5
Generating gross proceeds						$ 9,500,000
Private Placement Warrants [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Generating gross proceeds						$ 651,891
Purchase an additional private placement warrants (in Shares)						434,594
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture (in Shares)				1,312,500
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)					9,564,864	9,564,864
Forfeited shares (in Shares)		497,636
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of ordinary shares (in Shares)				11,500,000
Ordinary shares par value (in Dollars per share)				$ 0.0001
Shares forfeited (in Shares)			1,437,500
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Exercise price (in Dollars per share)					$ 11.5	$ 11.5
Maximum [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				11,500,000
Minimum [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding (in Shares)				10,062,500
Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount	$ 1,500,000
promissory note outstanding						$ 770,000